Taxes - Components of Income Taxes Recognized in Income Statement (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense (income) [abstract]
Current income taxes for the year	kr (7,353)	kr (6,110)	kr (5,470)
Current income taxes related to prior years	253	(337)	(175)
Deferred tax income/expense (+/–)	1,617	188	(3,911)
Share of taxes in joint ventures and associated companies	(14)	(11)	(33)
Income tax expense	kr (5,497)	kr (6,270)	kr (9,589)